CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 8,855,514	$ 11,385,381
Restricted cash	2,557,464	2,522,898
Accounts receivable, net	6,452,834	7,005,396
Amounts due from related parties	1,734,333	2,517,833
Inventories, net	13,832,492	9,432,929
Prepayments and other current assets	3,023,022	4,246,959
Total current assets	36,455,659	37,111,396
Non current assets
Property and Equipment, net	2,008,436	1,972,396
Long-term investments	110,536	106,704
Operating lease right-of-use assets, net	1,524,016	1,766,194
Other non-current assets	1,101,478	1,711,830
Total non current assets	4,744,466	5,557,124
Total assets	41,200,125	42,668,520
Current liabilities
Short-term borrowings	8,105,997	6,402,231
Accounts payable	8,320,524	6,727,086
Contract liabilities	6,510,896	4,074,505
Operating lease liabilities-current	468,274	592,989
Financial liability	24,192	63,593
Amounts due to a related party	159,996	164,046
Accrued expenses and other current liabilities	6,068,318	5,513,404
Total current liabilities	29,658,197	23,537,854
Non current liabilities
Operating lease liabilities-non-current	1,075,871	1,175,413
Other non-current liabilities	28,089	88,898
Total non current liabilities	1,103,960	1,264,311
Total liabilities	30,762,157	24,802,165
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid - in capital	105,035,759	100,820,027
Accumulated other comprehensive income	1,369,044	1,893,379
Accumulated deficit	(96,002,247)	(84,876,067)
Total shareholders' equity	10,437,968	17,866,355
Total liabilities and shareholders' equity	41,200,125	42,668,520
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Common stock value	27,999	21,603
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Common stock value	7,413	7,413
Related Party
Current assets
Amounts due from related parties	1,734,333	2,517,833
Current liabilities
Amounts due to a related party	$ 159,996	$ 164,046